SHORT-TERM BORROWING	6 Months Ended
Jun. 30, 2022
SHORT-TERM BORROWING
SHORT-TERM BORROWING

9. SHORT-TERM BORROWING

The following table sets forth the loan agreements of short-term borrowings from banks:

			Amount	Annual	Repayment
Date	Borrower	Lender	(RMB)	Interest Rate	Due Date
December 10, 2021	Ambow Shida	Huaxia Bank	10,000	4.35%	December 10, 2022
January 7, 2022	Ambow Shida	Huaxia Bank	10,000	4.35%	January 6, 2023
March 11, 2022	Ambow Shida	Huaxia Bank	9,070	4.35%	January 15, 2023

In November 2021, the Group mortgaged its office property in Beijing, China to obtain a line of credit in RMB 30,000 from Bank of Huaxia with a three-year term from October 15, 2021 to October 15, 2024. The carrying amount of the office property was RMB 63,798 as of June 30, 2022. The mortgage shall be terminated once all borrowings were repaid and mortgage cancellation registration procedures were completed. As of June 30, 22, the Group has received loans from Huaxia Bank in a total amount of RMB 29,070 for working capital purpose.